Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans

12. Employee Benefit Plans

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were $2,277,079, $2,958,400 and $4,923,483 for the years ended December 31, 2012, 2013 and 2014, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.